Share Based Compensation (Details) - USD ($)				6 Months Ended
	Feb. 05, 2024	Jan. 22, 2024	Jun. 30, 2023	Jun. 30, 2024
Share-Based Payment [Line Items]
Contractual life		3 years		3 years
Capital gain tax rate				25.00%
Share-based payment expenses (in Dollars)				$ 972
RSUs [Member]
Share-Based Payment [Line Items]
RSUs been granted		320,000	3,707,542
Number of share vested			2,550,166
Not fully vested		45,000
Contractual life		3 years
Number of share vested		70,000
Granted	2,277,000
Options RSU granted	90,000
RSUs vest period	3 years
Consultants [Member]
Share-Based Payment [Line Items]
Options granted		10,000
Grant of options to purchase shares		80,000
Options [Member]
Share-Based Payment [Line Items]
Options granted	30,000
Share-Based Payment Arrangement, Option [Member]
Share-Based Payment [Line Items]
Capital gain tax rate	25.00%
Risk-free interest rate				4.11%
Expected volatility rate				63.23%
Dividend rate				0.00%
Expected term				0 years
Employee [Member]
Share-Based Payment [Line Items]
Options granted			505,473
Board of Directors [Member] | RSUs [Member]
Share-Based Payment [Line Items]
Not fully vested		250,000
Vest Over a Period of Three Years [Member] | RSUs [Member]
Share-Based Payment [Line Items]
Number of share vested		25,000